Share Capital (Details) - Schedule of Share Capital	12 Months Ended
	Dec. 31, 2023 MYR (RM) shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 MYR (RM) shares
Paid up capital:
At beginning of year	34,412,259		34,412,259		50,000
At beginning of year	RM 13,127,427		$ 2,860,442		RM 220,000
Share buyback					(50,000)
Share buyback					RM (220,000)
At of end of year	38,027,579		38,027,579		34,412,259
At of end of year	RM 44,009,131		$ 9,589,508		RM 13,127,427
Issuance of shares [Member]
Paid up capital:
Issuance of shares		[1]		[1]	33,400,100	[1]
Issuance of shares		[1]		[1]	RM 3,330	[1]
Issuance of shares One [Member]
Paid up capital:
Issuance of shares		[2]		[2]	1,012,159	[2]
Issuance of shares		[2]		[2]	RM 13,124,097	[2]
Issuance of shares Two [Member]
Paid up capital:
Issuance of shares	1,280,000	[3]	1,280,000	[3]		[3]
Issuance of shares	RM 3,349,620	[3]	$ 729,876	[3]		[3]
Issuance of shares Three [Member]
Paid up capital:
Issuance of shares	736,169	[4]	736,169	[4]		[4]
Issuance of shares	RM 7,341,927	[4]	$ 1,599,793	[4]		[4]
Issuance of shares Four [Member]
Paid up capital:
Issuance of shares	304,246	[5]	304,246	[5]		[5]
Issuance of shares	RM 4,068,333	[5]	$ 886,482	[5]		[5]
Issuance of shares Five [Member]
Paid up capital:
Issuance of shares	600,000	[6]	600,000	[6]		[6]
Issuance of shares	RM 6,921,300	[6]	$ 1,508,138	[6]		[6]
Issuance of shares Six [Member]
Paid up capital:
Issuance of shares	380,000	[7]	380,000	[7]		[7]
Issuance of shares	RM 4,451,733	[7]	$ 970,025	[7]		[7]
Issuance of shares Seven [Member]
Paid up capital:
Issuance of shares	286,533	[8]	286,533	[8]		[8]
Issuance of shares	RM 4,518,500	[8]	$ 984,573	[8]		[8]
Issuance of shares Eight [Member]
Paid up capital:
Issuance of shares	28,372	[9]	28,372	[9]		[9]
Issuance of shares	RM 230,291	[9]	$ 50,179	[9]		[9]

[1]	On April 8, 2022, VCI Global Limited issued a total of 33,400,100 shares at USD 0.0001 to V Capital Kronos Berhad’s shareholders in exchange of their shares in V Capital Kronos Berhad. For the purposes of comparative value in calculating the Group’s earnings per share (“EPS”), the Group has assumed that 33,400,100 shares were outstanding from 1 January 2020 to 31 December 2021 as would be included in the denominator of the EPS calculation.
[2]	From April 8, 2022 until November 1, 2022, 1,012,159 ordinary shares were issued to various investors between USD2.50 to USD4.00 per share.
[3]	On April 12, 2023, 1,280,000 ordinary shares were issued in our initial offering at USD4.00 per ordinary share, before deduction the discounts and expenses.
[4]	On April 12, 2023, 736,169 ordinary shares were issued to Exchange Listing, LLC pursuant to their consulting agreement with the Company
[5]	In May 2023, 229,453 and 74,793 ordinary shares were issued to Exchange Listing, LLC and Boustead Securities, LLC pursuant to the exercise of warrants, respectively.
[6]	On May 31, 2023, 600,000 ordinary shares were issued to Globexus Holding Corp as part of share-swap arrangement for 500 Globexus Holding Corp’s ordinary shares.
[7]	On April 12, 2023, 380,000 ordinary shares were issued, in aggregate, to certain of our executive officers and employees pursuant to their employment agreements
[8]	On August 1, 2023, 286,533 ordinary shares were issued to ZCity Sdn. Bhd. as consideration for services rendered to the Company.
[9]	In October 1, 2023, 28,372 ordinary shares were issued to Outside The Box Capital Inc. as consideration for services rendered to the Company.